Document and Entity Information	0 Months Ended
Mar. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 02, 2015
Registrant Name	MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Central Index Key	0000730044
Amendment Flag	false
Document Creation Date	Mar. 02, 2015
Document Effective Date	Mar. 02, 2015
Prospectus Date	Apr. 30, 2014
Morgan Stanley US Government Securities Trust | A
Risk/Return:
Trading Symbol	USGAX
Morgan Stanley US Government Securities Trust | B
Risk/Return:
Trading Symbol	USGBX
Morgan Stanley US Government Securities Trust | L
Risk/Return:
Trading Symbol	USGCX
Morgan Stanley US Government Securities Trust | I
Risk/Return:
Trading Symbol	USGDX